Basis of preparation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Mar. 11, 2025
Consolidated Statements [Line Items]
Exchange rate	3.647
Principal shareholder ordinary shares percentage		59.11%
US Dollars [Member]
Consolidated Statements [Line Items]
Exchange rate	1